employee future benefits - Plan investment strategies and policies (Details) - Pension plans	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
employee future benefits
Present value-weighted average timing of estimate cash flows for obligations (in years)	11 years 4 months 24 days	14 years
Percentage of plan assets at end of year	100.00%	100.00%
Equity
employee future benefits
Percentage of plan assets at end of year	40.00%	38.00%
Equity | Minimum
employee future benefits
Target future allocation	25.00%
Equity | Maximum
employee future benefits
Target future allocation	55.00%
Equity | Foreign | Minimum
employee future benefits
Target future allocation	20.00%
Equity | Foreign | Maximum
employee future benefits
Target future allocation	30.00%
Debt securities
employee future benefits
Percentage of plan assets at end of year	50.00%	51.00%
Debt securities | Minimum
employee future benefits
Target future allocation	40.00%
Debt securities | Maximum
employee future benefits
Target future allocation	75.00%
Investment properties
employee future benefits
Percentage of plan assets at end of year	10.00%	11.00%
Investment properties | Minimum
employee future benefits
Target future allocation	10.00%
Investment properties | Maximum
employee future benefits
Target future allocation	30.00%
Other assets | Minimum
employee future benefits
Target future allocation	0.00%
Other assets | Maximum
employee future benefits
Target future allocation	15.00%